Leases	12 Months Ended
Dec. 31, 2025
Lease [Abstract]
Leases

16. Leases

This note provides information for leases where the Group is a lessee.

16.1. The Group’s leasing activities and how these are accounted for

Lease terms for production facilities are generally between 10 and 20 years, and lease terms for other properties (i.e., offices) are generally between one and 15 years. Lease terms for production equipment are generally between one and five years. The Group also has leases with a shorter lease term than 12 months and leases pertaining to assets of low value, such as office equipment. For these, the Group has chosen to apply the exemption rules in IFRS 16 Leases, meaning the value of these contracts is not part of the right-of-use asset or lease liability.

16.2. Amounts recognized in the consolidated statement of financial position

The consolidated statement of financial position discloses the following amounts relating to leases:

	2025	2024
Right-of-use assets
Land and buildings	26,592	31,172
Plant and machinery	11,315	14,383
Total	37,907	45,555
Lease liabilities
Non-current	24,729	31,724
Current	12,457	13,359
Total	37,186	45,083

	Land and buildings	Plant and machinery	Total
Cost
At January 1, 2024	92,573	31,782	124,355
Increases	1,643	1,263	2,906
Decreases(1)	(36,065)	(3,376)	(39,441)
Exchange differences	(2,062)	(1,491)	(3,553)
At December 31, 2024	56,089	28,178	84,267
Increases	1,064	194	1,258
Decreases(2)	(6,159)	(3,861)	(10,020)
Exchange differences	3,858	2,543	6,401
At December 31, 2025	54,852	27,054	81,906
Accumulated depreciation and impairment
At January 1, 2024	(23,139)	(12,823)	(35,962)
Depreciation	(7,418)	(4,390)	(11,808)
Decreases	9,865	2,622	12,487
Impairment(3)	(4,809)	—	(4,809)
Exchange differences	584	796	1,380
At December 31, 2024	(24,917)	(13,795)	(38,712)
Depreciation	(7,485)	(3,869)	(11,354)
Decreases(2)	5,716	3,451	9,167
Exchange differences	(1,574)	(1,526)	(3,100)
At December 31, 2025	(28,260)	(15,739)	(43,999)
Cost, net accumulated depreciation and impairment
At December 31, 2024	31,172	14,383	45,555
At December 31, 2025	26,592	11,315	37,907

(1)
Primarily related to terminated lease contract due to the discontinued construction of the Group’s production facility in Peterborough, UK.
(2)
Decreases in Land and buildings relate primarily to cancelled and returned land lease due to the discontinued construction of the production facility in China (Asia III).
(3)
Included an asset impairment charge of $3.9 million due to the decision to discontinue the construction of the Group’s second production facility in China (Asia III).

16.3 Amounts recognized in the consolidated statement of operations

	2025	2024	2023
Depreciation and impairment charge of right-of-use assets
Land and buildings	(7,485)	(12,227)	(14,276)
Plant and machinery	(3,869)	(4,390)	(5,156)
Total	(11,354)	(16,617)	(19,432)
Interest expense (included in finance expenses)	(2,940)	(4,682)	(6,779)
Expense relating to short-term leases and low-value assets	(272)	(175)	(1,177)

The total cash outflow for leases in 2025 was $15.2 million (2024: 24.5 million).

The Group has the following lease agreements, which had not commenced as of December 31, 2025, but the Group is committed to:

•
One lease agreement regarding production equipment in Ma’anshan, China, under which the Group’s obligations collectively amount to $3.6 million for a term of six years.